Organization - Schedule of Group’s Consolidated Subsidiaries (Details)	12 Months Ended
Jun. 30, 2026
3e Network Technology Holdings Limited (“BVI 3e Holdings”) [Member]
Subsidiaries
Date of incorporation	Oct. 08, 2018
Percentage of ownership	100.00%
Place of incorporation	British Virgin Islands
Principle business activities	Investment holding
3e Network Technology Company Limited (“HK 3e Network”) [Member]
Subsidiaries
Date of incorporation	Aug. 30, 2018
Percentage of ownership	100.00%
Place of incorporation	Hong Kong
Principle business activities	Investment holding and sales and marketing
Maskmeta Limited (“Maskmeta”) [Member]
Subsidiaries
Date of incorporation	Feb. 25, 2025
Percentage of ownership	100.00%
Place of incorporation	Hong Kong
Principle business activities	Investment holding and sales and marketing
Aurora Core Technology Oy(“Aurora”) [Member]
Subsidiaries
Date of incorporation	Dec. 18, 2025
Percentage of ownership	100.00%
Place of incorporation	Finland
Principle business activities	Data center construction
Guangzhou 3e Network Technology Company Limited (“Guangzhou Sanyi Network”) [Member]
Subsidiaries
Date of incorporation	May 26, 2017	[1]
Percentage of ownership	100.00%	[1]
Place of incorporation	China	[1]
Principle business activities	IT consulting and solutions service	[1]
Guangzhou 3E Network Technology Company Limited (“Guangzhou 3E Network”) [Member]
Subsidiaries
Date of incorporation	Jan. 17, 2023	[1]
Percentage of ownership	100.00%	[1]
Place of incorporation	China	[1]
Principle business activities	IT consulting and solutions service	[1]

[1]	Full divestment of mainland China operating entities